Form N-1A Cover	Nov. 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 21, 2025
Calamos Convertible Equity Alternative ETF [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos CEF Income & Arbitrage ETF [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Nasdaq® Equity & Income ETF [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Autocallable Income ETF [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025